INVESTMENTS IN SUBSIDIARIES - Summarized income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summarized income statement
Operating revenue	$ 7,980	$ 8,863	$ 9,086
Profit / (loss) before tax from continuing operations	26	1,181	(248)
Income tax expense	(342)	(498)	(369)
Profit / (loss) for the period	(316)	683	362
Total comprehensive income / (loss)	(857)	739	(525)
Attributed to NCIs	(57)	6	(387)
Kar-Tel
Summarized income statement
Operating revenue	446	461	410
Operating expenses	(316)	(319)	(319)
Other (expenses) / income	4	(6)	6
Profit / (loss) before tax from continuing operations	134	136	97
Income tax expense	(28)	(29)	(20)
Profit / (loss) for the period	106	107	77
Total comprehensive income / (loss)	106	107	77
Attributed to NCIs	26	27	19
Dividends paid to NCIs	0	0	0
OTA
Summarized income statement
Operating revenue	689	775	813
Operating expenses	(564)	(621)	(754)
Other (expenses) / income	(17)	(17)	(11)
Profit / (loss) before tax from continuing operations	108	137	48
Income tax expense	(29)	(36)	(47)
Profit / (loss) for the period	79	101	1
Total comprehensive income / (loss)	79	101	1
Attributed to NCIs	43	55	1
Dividends paid to NCIs	$ 46	$ 69	$ 76